Condensed Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Net Income	¥ 274,860	¥ 182,129
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(88,065)	(54,756)
Impact of changes in policy liability discount rate	311,459	2,741
Net change of debt valuation adjustments	188	(75)
Net change of defined benefit pension plans	5,545	(526)
Net change of foreign currency translation adjustments	(4,988)	(63,533)
Net change of unrealized gains (losses) on derivative instruments	(7,093)	(8,229)
Total other comprehensive income (loss)	217,046	(124,378)
Comprehensive Income	491,906	57,751
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	3,043	(2,132)
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	469	(13)
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 488,394	¥ 59,896